Offerings	Oct. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	PlusAI Holdings, Inc. Class A Common Stock
Amount Registered | shares	30,000,000
Maximum Aggregate Offering Price	$ 317,700,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 27,639.90
Rule 457(f)	true
Amount of Securities Received | shares	30,000,000
Value of Securities Received, Per Share	10.59
Value of Securities Received	$ 317,700,000.00
Fee Note MAOP	$ 317,700,000.00
Offering Note	(2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (3) The 30,000,000 shares of PlusAI Holdings, Inc. Class A common stock ("Plus Common Stock") being registered is based on: (i) 22,500,000 Class A ordinary shares, par value $0.0001 per share, of TVA III (the "TVA III Class A Ordinary Shares"); and (ii) 7,500,000 TVA III Class A Ordinary Shares to be issued upon conversion of 7,500,000 Class B ordinary shares, par value $0.0001 per share, of TVA III (the "TVA III Class B Ordinary Shares"), held by Yorkville Acquisition Sponsor II, LLC (the "Sponsor"), immediately prior to the Domestication. In connection with the Domestication (a) each TVA III Class A Ordinary Share issued and outstanding immediately prior to the Domestication (including those resulting from the conversion of TVA III Class B Ordinary Shares) will convert into one share of Plus Common Stock (provided that each TVA III Class A Ordinary Share owned by TVA III public shareholders who have validly elected to redeem TVA III Class A Ordinary Shares will be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one TVA III Class A Ordinary Share (the "TVA III Warrants") issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of Plus Common Stock ("Plus Warrants") on the same terms as the TVA III Warrants. There are 18,818,750 TVA III Warrants outstanding (comprised of 11,250,000 TVA III public warrants and 7,568,750 TVA III private placement warrants). (6) Calculated in accordance with Rules 457(c) and 457(f)(1) under the Securities Act, based on the average of the high and low prices of the TVA III Class A Ordinary Shares on the Nasdaq on October 6, 2026 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission (the "SEC")) ($10.59 per TVA III Class A Ordinary Share). The Maximum Aggregate Offering Price for the Plus Common Stock is $317,700,000.00. (8) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $87.00 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants exercisable for PlusAI Holdings, Inc. Class A Common Stock (former TVA III Warrants)
Amount Registered | shares	18,818,750
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (3) The 30,000,000 shares of PlusAI Holdings, Inc. Class A common stock ("Plus Common Stock") being registered is based on: (i) 22,500,000 Class A ordinary shares, par value $0.0001 per share, of TVA III (the "TVA III Class A Ordinary Shares"); and (ii) 7,500,000 TVA III Class A Ordinary Shares to be issued upon conversion of 7,500,000 Class B ordinary shares, par value $0.0001 per share, of TVA III (the "TVA III Class B Ordinary Shares"), held by Yorkville Acquisition Sponsor II, LLC (the "Sponsor"), immediately prior to the Domestication. In connection with the Domestication (a) each TVA III Class A Ordinary Share issued and outstanding immediately prior to the Domestication (including those resulting from the conversion of TVA III Class B Ordinary Shares) will convert into one share of Plus Common Stock (provided that each TVA III Class A Ordinary Share owned by TVA III public shareholders who have validly elected to redeem TVA III Class A Ordinary Shares will be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one TVA III Class A Ordinary Share (the "TVA III Warrants") issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of Plus Common Stock ("Plus Warrants") on the same terms as the TVA III Warrants. There are 18,818,750 TVA III Warrants outstanding (comprised of 11,250,000 TVA III public warrants and 7,568,750 TVA III private placement warrants). (8) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $87.00 per $1,000,000 of the proposed maximum aggregate offering price. (9) Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, as $11.7086, which is the sum of (i) the average of the high and low prices of the TVA III Warrants on the Nasdaq on October 6, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the Plus Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Plus Warrants has been allocated to the Plus Common Stock issuable upon exercise of the Plus Warrants and included in the registration fee paid in respect of such shares of Plus Common Stock. The Maximum Aggregate Offering Price for the Plus Common Stock issuable upon exercise of Plus Warrants is $220,341,216.25.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	PlusAI Holdings, Inc. Class A Common Stock issuable upon exercise of Warrants (former TVA III Warrants)
Amount Registered | shares	18,818,750
Maximum Aggregate Offering Price	$ 220,341,216.25
Fee Rate	0.0087%
Amount of Registration Fee	$ 19,169.69
Rule 457(f)	true
Amount of Securities Received | shares	18,818,750
Value of Securities Received, Per Share	11.7086
Value of Securities Received	$ 220,341,216.25
Fee Note MAOP	$ 220,341,216.25
Offering Note	(2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (3) The 30,000,000 shares of PlusAI Holdings, Inc. Class A common stock ("Plus Common Stock") being registered is based on: (i) 22,500,000 Class A ordinary shares, par value $0.0001 per share, of TVA III (the "TVA III Class A Ordinary Shares"); and (ii) 7,500,000 TVA III Class A Ordinary Shares to be issued upon conversion of 7,500,000 Class B ordinary shares, par value $0.0001 per share, of TVA III (the "TVA III Class B Ordinary Shares"), held by Yorkville Acquisition Sponsor II, LLC (the "Sponsor"), immediately prior to the Domestication. In connection with the Domestication (a) each TVA III Class A Ordinary Share issued and outstanding immediately prior to the Domestication (including those resulting from the conversion of TVA III Class B Ordinary Shares) will convert into one share of Plus Common Stock (provided that each TVA III Class A Ordinary Share owned by TVA III public shareholders who have validly elected to redeem TVA III Class A Ordinary Shares will be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one TVA III Class A Ordinary Share (the "TVA III Warrants") issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of Plus Common Stock ("Plus Warrants") on the same terms as the TVA III Warrants. There are 18,818,750 TVA III Warrants outstanding (comprised of 11,250,000 TVA III public warrants and 7,568,750 TVA III private placement warrants). (8) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $87.00 per $1,000,000 of the proposed maximum aggregate offering price. (9) Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, as $11.7086, which is the sum of (i) the average of the high and low prices of the TVA III Warrants on the Nasdaq on October 6, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the Plus Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Plus Warrants has been allocated to the Plus Common Stock issuable upon exercise of the Plus Warrants and included in the registration fee paid in respect of such shares of Plus Common Stock. The Maximum Aggregate Offering Price for the Plus Common Stock issuable upon exercise of Plus Warrants is $220,341,216.25.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	PlusAI Holdings, Inc. Class A Common Stock
Amount Registered | shares	147,150,657
Maximum Aggregate Offering Price	$ 1,168.95
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.10
Rule 457(f)	true
Amount of Securities Received | shares	584,474,714
Value of Securities Received, Per Share	0.000002
Value of Securities Received	$ 1,168.95
Fee Note MAOP	$ 1,168.95
Offering Note	(2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (4) The number of shares of Plus Common Stock being registered is equal to 147,150,657 and represents: (i) 77,150,657 shares of Plus Common Stock that will be issued to securityholders of Plus Automation, Inc. ("PlusAI") pursuant to the Merger Agreement, including (as further described in the accompanying proxy statement/prospectus) after (a) conversion of PlusAI preferred stock into shares of PlusAI common stock on a 1:1 basis, (b) conversion of PlusAI SAFE instruments into shares of PlusAI common stock, (c) conversion of shares issuable to IVECO under Collaboration Agreement into shares of PlusAI common stock, (d) issuance of PlusAI common stock upon vesting of PlusAI RSUs, (e) issuance of PlusAI common stock upon exercise of vested PlusAI options, and (f) issuance of shares of PlusAI Class A common stock pursuant to the Share Issuance Agreements (as described in the accompanying proxy statement/prospectus); and (ii) up to 70,000,000 shares of Plus Common Stock that may be issued as Earnout Consideration (as defined in the accompanying proxy statement/prospectus). (7) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. PlusAI is a private company, no market exists for its securities, and it has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the PlusAI shares (par value $0.000002 per share) expected to be exchanged in connection with the Business Combination (1,753,424,140 shares of PlusAI or, in respect of the former PlusAI warrants, 420,702,410 shares underlying warrants, at an exchange ratio equal to approximately 0.044 per PlusAI share). The Maximum Aggregate Offering Price of $1,168.95 for the Plus Common Stock is calculated based on 584,474,714 shares (as one-third of 1,753,424,140), as specified in footnote 4. The Maximum Aggregate Offering Price of $280.47 for the vested and unvested Plus Warrants is calculated based on 140,234,137 shares of Plus Common Stock (as one-third of 420,702,410), as specified in footnote 5. (8) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $87.00 per $1,000,000 of the proposed maximum
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants exercisable for PlusAI Holdings, Inc. Class A Common Stock (former PlusAI Warrants)
Amount Registered | shares	18,510,906
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (5) Represents 18,510,906 shares of Plus Common Stock issuable upon the exercise of vested and unvested PlusAI warrants. (8) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $87.00 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	PlusAI Holdings, Inc. Class A Common Stock issuable upon exercise of Warrants (former PlusAI Warrants)
Amount Registered | shares	18,510,906
Maximum Aggregate Offering Price	$ 280.47
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.02
Rule 457(f)	true
Amount of Securities Received | shares	140,234,137
Value of Securities Received, Per Share	0.000002
Value of Securities Received	$ 280.47
Fee Note MAOP	$ 280.47
Offering Note	(2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (5) Represents 18,510,906 shares of Plus Common Stock issuable upon the exercise of vested and unvested PlusAI warrants. (7) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. PlusAI is a private company, no market exists for its securities, and it has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the PlusAI shares (par value $0.000002 per share) expected to be exchanged in connection with the Business Combination (1,753,424,140 shares of PlusAI or, in respect of the former PlusAI warrants, 420,702,410 shares underlying warrants, at an exchange ratio equal to approximately 0.044 per PlusAI share). The Maximum Aggregate Offering Price of $1,168.95 for the Plus Common Stock is calculated based on 584,474,714 shares (as one-third of 1,753,424,140), as specified in footnote 4. The Maximum Aggregate Offering Price of $280.47 for the vested and unvested Plus Warrants is calculated based on 140,234,137 shares of Plus Common Stock (as one-third of 420,702,410), as specified in footnote 5. (8) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $87.00 per $1,000,000 of the proposed maximum aggregate offering price.